Reconciliation of Numerator and Denominator Used in Calculation of Basic and Diluted Net Income Per Share Attributable to Common Stockholders (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Numerator
Net income	$ 1,401	$ 2,232	$ 7,317	$ 7,660	$ 9,589	$ 20,155	$ 6,023
Less: Dividends paid to convertible preferred stockholders		11,667		13,141	13,141	12,159	3,378
Less: Undistributed loss attributable to convertible preferred stockholders		(9,504)		(5,714)	(3,842)	7,400	2,468
Net income attributable to common stockholders - basic and diluted	$ 1,401	$ 69	$ 7,317	$ 233	$ 290	$ 596	$ 177
Denominator
Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders - basic	17,249,536	471,554	17,085,833	467,206	469,089	461,884	461,248
Potential dilutive options	523,881	522,370	609,222	521,709
Potential dilutive convertible preferred stock warrant		43,733
Potential dilutive restricted stock units	8,303		7,166
Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders - diluted	17,781,720	1,037,657	17,702,221	988,915	1,111,088	1,201,125	899,539
Net income per share attributable to common stockholders
- Basic	$ 0.08	$ 0.15	$ 0.43	$ 0.50	$ 0.62	$ 1.29	$ 0.38
- Diluted	$ 0.08	$ 0.07	$ 0.41	$ 0.24	$ 0.26	$ 0.50	$ 0.20
Stock Options
Denominator
Potential dilutive options					641,999	703,561	422,179
Convertible Preferred Stock Warrant
Denominator
Potential dilutive options						35,680	16,112